Investments (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) entity	Dec. 31, 2015 CNY (¥) entity	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Sep. 30, 2015 CNY (¥)
Investments [Line Items]
Number of companies whose stock is acquired by the entity under the agreement | entity	16	16
Consideration to acquire minority stake	$ 54,309	¥ 351,800	¥ 73,402	¥ 47,110
Equity interest in an investee company (as a percent)					4.25%
Original investment | ¥					¥ 6,117
Impairment charge	$ 926	¥ 6,000	¥ 4,000